Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2014	2013
Federal Home Loan Bank advances	$603,000	$375,000
Securities sold under agreements to repurchase	242,742	305,344

	$845,742	$680,344

Additional Information on Short-Term Borrowings

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2014	2013	2012
Outstanding at December 31	$845,742	$680,344	$303,045
Maximum month-end outstanding balance	1,034,741	680,344	640,768
Average daily outstanding balance	782,033	303,352	284,201
Average rate during the year	0.17%	0.16%	0.22%
Average rate at year end	0.18%	0.15%	0.22%